INTANGIBLE ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Acquisition of initial project	$ 10,086,617
Movie Project [Member]
Finite-Lived Intangible Assets [Line Items]
Margin revenue, rate	40.00%
Finite-Lived Intangible Asset, Useful Life	15 years
Acquisition of initial project	$ 10,086,617
Movie Project [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue share, rate	15.00%
Movie Project [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Revenue share, rate	25.00%
A&I Machine Learning Program - Elisee [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets	$ 1,500,000
A&I Machine Learning Program - Elisee [Member] | 2023 [Member]
Finite-Lived Intangible Assets [Line Items]
Proceeds from Sale of Intangible Assets	$ 2,500,000